Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Payables And Accruals [Abstract]
Schedule of other payables and other current liabilities
	2020	2019
Accrued salaries and social welfare	$382,769	$663,929
Accrued expenses	348,023	572,932
Reimbursed employee’s expense	8,174	27,460
Deposits from customers	117,204	253,014
Others	10,164	13,1383
Total accrued expenses and other current liabilities	$866,334	$1,530,473